Derivatives - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contract maturity dates		Less than 12 months	Less than 12 months
Unrealized gains expected to be reclassified into earnings	$ 74
Foreign exchange contracts opened during the period by company	5,300	$ 4,600
Foreign exchange contracts closed during the period by company	$ 4,500	$ 4,800